OTHER PAYABLES AND ACCRUALS (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
OTHER PAYABLES AND ACCRUALS
Payables for purchase of property, plant and equipment	¥ 1,907,043,892		¥ 1,036,077,418
Freight payables	463,924,999		354,320,859
Countervailing and anti-dumping duty	326,735,668		176,534,482
Accrued warranty cost	99,471,928		83,035,845
Accrued utilities, rentals and interest	86,349,122		66,013,084
Contracted labor fee	55,971,430		62,191,471
Value-added tax and other tax payables	43,243,416		54,126,560
Commission payables	30,558,458		92,962,871
Accrued professional service fees	10,881,679		10,432,042
Insurance premium payables	740,908		1,024,587
Finance lease payables (note 2al)	227,613,208	$ 32,694,592	287,441,586
Accrued income tax associated with intercompany transactions			25,962,700
Public offering issuance cost			2,328,174
Government grants related to assets			2,018,720
Others	31,008,256		26,554,161
Total	¥ 3,055,929,756	$ 438,956,841	¥ 2,281,024,560